Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($) $ in Millions		Taxes	Royalties	Fees	Total Payments
Total	[1]	$ 438.7	$ 113.4	$ 12.1	$ 564.2
SOUTH AFRICA
Total	[1]	5.7	3.1	0.4	9.2
SOUTH AFRICA | South African Revenue Service (SARS) [Member]
Total	[1]	5.7	3.1		8.8
SOUTH AFRICA | The Compensation Commissioner for Occupational Diseases [Member]
Total	[1]			0.4	0.4
PERU
Total	[1]	67.2	7.2	1.8	76.2
PERU | Superintendencia de Administración Tributaria (SUNAT) [Member]
Total	[1]	67.2	7.2		74.4
PERU | Institución Geológico, Minero y Metalúrgico (INGEMMET) [Member]
Total	[1]			0.6	0.6
PERU | Autoridad Nacional del Agua (ANA) [Member]
Total	[1]			0.2	0.2
PERU | Organismo Supervisor de la Inversión en Energía y Minería (OSINERGMIN) [Member]
Total	[1]			0.6	0.6
PERU | Organismo de Evaluación y Fisicalización Ambiental (OEFA) [Member]
Total	[1]			0.4	0.4
AUSTRALIA
Total	[1]	206.8	47.8	8.3	262.9
AUSTRALIA | Australian Taxation Office [Member]
Total	[1]	193.0			193.0
AUSTRALIA | Department of Energy, Mines, Industry Regulation and Safety [Member]
Total	[1]		47.8	5.4	53.2
AUSTRALIA | Department of Finance [Member]
Total	[1]	13.8			13.8
AUSTRALIA | Department of Water and Environmental Regulation [Member]
Total	[1]			0.2	0.2
AUSTRALIA | Shire of Coolgardie [Member]
Total	[1]			1.1	1.1
AUSTRALIA | Shire of Laverton [Member]
Total	[1]			0.7	0.7
AUSTRALIA | Shire of Leonora [Member]
Total	[1]			0.9	0.9
GHANA
Total	[1]	155.3	55.3	1.4	212.0
GHANA | Ghana Revenue Authority [Member]
Total	[1]	155.3			155.3
GHANA | Minerals Income Investment Fund [Member]
Total	[1]		$ 55.3		55.3
GHANA | Minerals Commission [Member]
Total	[1]			1.4	1.4
CHILE
Total	[1]	3.5		0.2	3.7
CHILE | General Treasury of the Republic [Member]
Total	[1]	3.5		$ 0.2	3.7
GIBRALTAR
Total	[1]	0.2			0.2
GIBRALTAR | Income Tax Office – Government of Gibraltar [Member]
Total	[1]	$ 0.2			$ 0.2

[1]
When payments are made in A$, S/., GH ₵ , Rand, GBP or CLP, they were converted into US$ using the average exchange rates during the reporting period. The average exchange rates for the period from January 1 to December 31, 2023 were A$/US$: 0.66, US$/ZAR: 18.45, US$/PEN: 3.74, US$/CLP: 840.08, US$/GH ₵ :11.63 and GBP/US$: 1.24 .